EQUIPMENT, NET (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Depreciation expense	$ 64,991	$ 70,901	$ 5,908